Long Term Debt - Foreign Currency Term Loans - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨) Installment	Mar. 31, 2020 INR (₨)	Mar. 31, 2018 INR (₨)	Mar. 31, 2021 USD ($)
Debt Instrument [Line Items]
Proceeds from issuance of US$ Senior Notes		₨ 24,400
Discount on issuance of senior notes	₨ 1,039			$ 14.3
Debt issuance expense	1,107	1,145		15.1
Debt instrument carrying amount	94,580	₨ 88,889		1,293.1
Borrowings	95,619			1,307.4
5.5% Senior Notes [Member] | Azure Power Energy Limited [Member]
Debt Instrument [Line Items]
Debt instrument interest rate			5.50%
Proceeds from issuance of US$ Senior Notes			₨ 31,260
Discount on issuance of senior notes			₨ 9
Percentage of discount on issuance of senior notes			0.03%
Debt issuance expense			₨ 586
Debt instrument maturity date			Nov. 30, 2022
Debt instrument carrying amount	36,519			499.3
5.65% Senior Notes [Member] | Azure Power Solar Energy Private Limited [Member]
Debt Instrument [Line Items]
Debt instrument interest rate		5.65%
Proceeds from issuance of US$ Senior Notes		₨ 24,400
Discount on issuance of senior notes		₨ 7
Percentage of discount on issuance of senior notes		0.03%
Debt issuance expense		₨ 397
Debt instrument carrying amount	25,413			347.5
Loan from Export Development Canada and Standard Chartered Bank (Singapore) Limited [Member] | Project SPVs [Member]
Debt Instrument [Line Items]
Debt instrument carrying amount	₨ 6,931			93.0
Number of repayment installments | Installment	8
Repayment of loan, commenced date	Nov. 30, 2021
Borrowings	₨ 6,722			$ 91.9
Loan from Export Development Canada and Standard Chartered Bank (Singapore) Limited [Member] | Project SPVs [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Debt instrument interest rate	3.95%			3.95%